As filed with the Securities and Exchange Commission on June 30, 2014

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒
and/or
REGISTRATION STATEMENT UNDER THE	☒
INVESTMENT COMPANY ACT OF 1940
Amendment No. 76	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 10, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

EXPLANATORY NOTE

Post-Effective Amendment No. 72 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on May 2, 2014 to add a new class of shares – Class R6 Shares – to AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund (the “Series”). The Amendment would have become effective on July 1, 2014. This Post-Effective Amendment No. 74 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until July 10, 2014, the effectiveness of the registration statement for the Series. This Post-Effective Amendment No. 74 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust as field with the State of Delaware on September 4, 2008.[1]

	(2)	(i)	Declaration of Trust dated as of September 4, 2008.[1]

		(ii)	Amended Schedule A to the Declaration of Trust.[6]

		(iii)	Amended Schedule A to the Declaration of Trust.[8]

		(iv)	Amended Schedule A to the Declaration of Trust.[11]

		(v)	Amended Schedule A to the Declaration of Trust[15]

		(vi)	Amended Schedule A to the Declaration of Trust[16]

		(vii)	Amended Schedule A to the Declaration of Trust[18]

		(viii)	Amended Schedule A to the Declaration of Trust[19]

		(ix)	Amended Schedule A to the Declaration of Trust[20]

		(x)	Amended Schedule A to the Declaration of Trust[21]

		(xi)	Amended Schedule A to the Declaration of Trust[24]

		(xii)	Amended Schedule A to the Declaration of Trust[25]

		(xiii)	Amended Schedule A to the Declaration of Trust*

(b)	Bylaws of the Registrant.[1]

(c)

The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.[1] See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.[1]

(d)	(1)	(i)	Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[2]

		(ii)	Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[4]

		(iii)	Second Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[6]

		(iv)	Third Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]

		(v)	Fourth Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[8]

		(vi)	Investment Management Agreement between Registrant and AQR Capital Management, LLC.[8]

		(vii)	Amendment to the Investment Management Agreement between Registrant and AQR Capital Management, LLC.[11]

		(viii)	Fifth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.[13]

		(ix)	Sixth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[15]

		(x)	Seventh Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[16]

		(xi)	Eighth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[18]

		(xii)	Second Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[20]

		(xiii)	Third Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[21]

		(xiv)	Ninth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[24]

		(xv)	Fourth Amendment to Investment Management Agreement between Registrant and AQR Capital Management, LLC[25]

		(xvi)	Tenth Amendment to Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[25]

		(xvii)	Amended and Restated Investment Advisory Agreement between Registrant and AQR Capital Management, LLC[27]

		(xviii)	Amended and Restated Investment Management Agreement between Registrant and AQR Capital Management, LLC[27]

	(2)	(i)	Investment Sub-Advisory Agreement among the Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[2]

		(ii)	Amended Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[8]

	(3)	(i)	Investment Sub-Advisory Agreement among Registrant, AQR Capital Management, LLC and CNH Partners, LLC.[11]

(e)	(1)	Distribution Agreement.[2]

	(2)	Amendment to Distribution Agreement.[4]

	(3)	Second Amendment to Distribution Agreement.[6]

	(4)	Third Amendment to Distribution Agreement.[8]

	(5)	Fourth Amendment to Distribution Agreement.[11]

	(6)	Distribution Agreement.[13]

	(7)	First Amendment to Distribution Agreement.[13]

	(8)	Second Amendment to Distribution Agreement[15]

	(9)	Third Amendment to Distribution Agreement[16]

	(10)	Fourth Amendment to Distribution Agreement[18]

	(11)	Fifth Amendment to Distribution Agreement[18]

	(12)	Sixth Amendment to Distribution Agreement[20]

	(13)	Seventh Amendment to Distribution Agreement[21]

	(14)	Eighth Amendment to Distribution Agreement[25]

	(15)	Ninth Amendment to Distribution Agreement*

(f)	Not Applicable

(g)	(1)	(i)	Custody Agreement between AQR Funds and The Bank of New York Mellon.[2]

		(ii)	Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[4]

		(iii)	Second Amendment to Custody Agreement between AQR Funds and The Bank of New York Mellon.[6]

		(iv)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[8]

		(v)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]

		(vi)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[11]

		(vii)	Second Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[13]

		(viii)	Third Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[15]

		(ix)	Fourth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[16]

		(x)	Fifth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[18]

		(xi)	Sixth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[20]

		(xii)	Seventh Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]

		(xiii)	Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[21]

		(xiv)	Eighth Amendment to Global Custody Agreement between the AQR Funds and JPMorgan Chase Bank, N.A.[25]

	(2)	(i)	Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[2]

		(ii)	Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[4]

		(iii)	Second Amendment to Foreign Custody Manager Agreement between AQR Funds and The Bank of New York Mellon.[6]

	(3)	(i)	Master Custodian Agreement between AQR Funds and State Street Bank and Trust Company[22]

(h)	(1)	(i)	Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[2]

		(ii)	Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[4]

		(iii)	Second Amendment to Fund Administration and Accounting Agreement between AQR Funds and The Bank of New York Mellon.[6]

		(iv)	Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[8]

		(v)	Amendment to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[10]

		(vi)	Amendment Two to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[11]

		(vii)	Amendment Three to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[13]

		(viii)	Amendment Four to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co15

		(ix)	Amendment Five to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co16

		(x)	Amendment Six to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[18]

		(xi)	Amendment Seven to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[20]

		(xii)	Amendment Eight to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[21]

		(xiii)	Amendment Nine to Administration Agreement between AQR Funds and J.P. Morgan Investor Services Co.[25]

	(2)	(i)	Transfer Agency and Service Agreement.[2]

		(ii)	Amendment to Transfer Agency and Service Agreement.[4]

		(iii)	Second Amendment to Transfer Agency and Service Agreement.[6]

		(iv)	Third Amendment to Transfer Agency and Service Agreement.[8]

		(v)	Fourth Amendment to Transfer Agency and Service Agreement.[11]

		(vi)	Fifth Amendment to Transfer Agency and Service Agreement.[13]

		(vii)	Sixth Amendment to Transfer Agency and Service Agreement[15]

		(viii)	Seventh Amendment to Transfer Agency and Service Agreement[16]

		(ix)	Eighth Amendment to Transfer Agency and Service Agreement[18]

		(x)	Ninth Amendment to Transfer Agency and Service Agreement[18]

		(xi)	Tenth Amendment to Transfer Agency and Service Agreement[20]

		(xii)	Eleventh Amendment to Transfer Agency and Service Agreement[21]

		(xiii)	Twelfth Amendment to Transfer Agency and Service Agreement[25]

		(xiv)	Thirteenth Amendment to Transfer Agency and Service Agreement*

	(3)	(i)	Shareholder Services Agreement with respect to Class I, N, and Y shares.[2]

		(ii)	Shareholder Services Agreement with respect to Class L shares.[4]

		(iii)	Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]

		(iv)	Second Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[8]

		(v)	Amendment to Shareholder Services Agreement with respect to Class L Shares[13]

		(vi)	Third Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares.[15]

		(vii)	Fourth Amendment to Shareholder Services Agreement with respect to Class I, N, and Y Shares[16]

		(viii)	Second Amendment to Shareholder Services Agreement with respect to Class L Shares[17]

		(ix)	Third Amendment to Shareholder Services Agreement with respect to Class L Shares[18]

		(x)	Fifth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares[23]

		(xi)	Sixth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares[24]

		(xii)	Fourth Amendment to Shareholder Services Agreement with respect to Class L Shares[25]

		(xiii)	Seventh Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.[27]

		(xiv)	Eigth Amendment to Shareholder Services Agreement with respect to Class I, N and Y Shares.*

	(4)	(i)	Transfer Agency Interactive Client Services Agreement.[4]

		(ii)	Amendment to Transfer Agency Interactive Client Services Agreement.[4]

		(iii)	Second Amendment to Transfer Agency Interactive Client Services Agreement.[6]

		(iv)	Third Amendment to Transfer Agency Interactive Client Services Agreement. [8]

		(v)	Fourth Amendment to Transfer Agency Interactive Client Services Agreement.[11]

		(vi)	Fifth Amendment to Transfer Agency Interactive Client Services Agreement.[13]

		(vii)	Sixth Amendment to Transfer Agency Interactive Client Services Agreement[15]

		(viii)	Seventh Amendment to Transfer Agency Interactive Client Services Agreement[16]

		(ix)	Eighth Amendment to Transfer Agency Interactive Client Services Agreement[18]

		(x)	Ninth Amendment to Transfer Agency Interactive Client Services Agreement[18]

		(xi)	Tenth Amendment to Transfer Agency Interactive Client Services Agreement[20]

		(xii)	Eleventh Amendment to Transfer Agency Interactive Client Services Agreement[21]

		(xiii)	Twelfth Amendment to Transfer Agency Interactive Client Services Agreement[25]

		(xiv)	Thirteenth Amendment to Transfer Agency Interactive Client Services Agreement*

	(5)	(i)	Fee Waiver and Expense Reimbursement Agreement.[2]

		(ii)	Amendment to Fee Waiver and Expense Reimbursement Agreement.[4]

		(iii)	Second Amendment to Fee Waiver and Expense Reimbursement Agreement.[6]

		(iv)	Third Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]

		(v)	Fourth Amendment to Fee Waiver and Expense Reimbursement Agreement.[8]

		(vi)	Fifth Amendment to Fee Waiver and Expense Reimbursement Agreement.[9]

		(vii)	Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[11]

		(viii)	First Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement.[13]

		(ix)	Second Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement. [14]

		(x)	Third Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[15]

		(xi)	Fourth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[16]

		(xii)	Fifth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[18]

		(xiii)	Sixth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[20]

		(xiv)	Seventh Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[21]

		(xv)	Eighth Amendment to Amended and Restated Fee Waiver and Expense Reimbursement Agreement[23]

		(xvi)	Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement[25]

		(xvii)	First Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement*

		(xviii)	Second Amendment to Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement*

(i)		(1)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Global Equity Fund, AQR International Equity Fund and AQR Diversified Arbitrage Fund.[2]

		(2)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund and AQR International Momentum Fund.[5]

		(3)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Managed Futures Strategy Fund.[6]

		(4)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity Fund.[8]

		(5)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Multi-Strategy Alternative Fund.[11]

(6)

Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund.[13]

(7)

Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR U.S. Defensive Equity Fund, AQR International Defensive Equity Fund, AQR Emerging Defensive Equity Fund, AQR Risk-Balanced Commodities Strategy Fund, and AQR Risk-Balanced Commodities Strategy LV Fund[15]

	(8)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Risk Parity II MV Fund and AQR Risk Parity II HV Fund[16]

(9)

Opinion and Consent of Counsel with respect to the legality of Class N shares being issued of the AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund[17]

	(10)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund[18]

	(11)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Long-Short Equity Fund and AQR Managed Futures Strategy HV Fund[20]

	(12)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Style Premia Alternative Fund[21]

	(13)	Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR Global Equity Fund and the AQR International Equity Fund[23]

	(14)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Global Macro Fund[25]

	(15)	Opinion and Consent of Counsel with respect to the legality of shares being issued of the AQR Emerging Core Equity Fund and AQR Emerging Momentum Fund[26]

(16)

Opinion and Consent of Counsel with respect to the legality of Class R6 shares being issued of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund, AQR Emerging Core Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Tax-Managed International Momentum Fund.*

(j)	Consent of Independent Registered Public Accounting Firm.*

(k)	Not Applicable.

(l)	Initial Capital Agreement.[2]

(m)	Plan of Distribution.[6]

(n)	(i) Third Amended and Restated Multiple Class Plan.[8]

(ii) Fourth Amended and Restated Multiple Class Plan.[11]

(iii) Fifth Amended and Restated Multiple Class Plan.[13]

(iv) Sixth Amended and Restated Multiple Class Plan[15]

(v) Seventh Amended and Restated Multiple Class Plan[16]

(vi) Eighth Amended and Restated Multiple Class Plan[18]

(vii) Ninth Amended and Restated Multiple Class Plan[20]

(viii) Tenth Amended and Restated Multiple Class Plan[21]

(ix) Eleventh Amended and Restated Multiple Class Plan[22]

(x) Twelfth Amended and Restated Multiple Class Plan[25]

(xi) Thirteenth Amended and Restated Multiple Class Plan*

(xii) Fourteenth Amended and Restated Multiple Class Plan*

(o)	Reserved.

(p)	(1)	Code of Ethics of AQR Funds.[2]

	(2)	Code of Ethics of AQR Capital Management, LLC and CNH Partners, LLC.[2]

	(3)	Code of Ethics of ALPS Distributor, Inc.[2]

Other Exhibit: Powers of Attorney of Timothy K. Armour, Steven Grenadier and L. Joe Moravy.[3]

Power of Attorney of David G. Kabiller[7]

Power of Attorney of William Atwell, Gregg Behrens and Brian Posner[12]

[1]	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008.
[2]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008.
[3]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 5, 2009.
[4]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 19, 2009.
[5]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 9, 2009.
[6]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 28, 2009.
[7]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 28, 2010.
[8]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 28, 2010.
[9]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 25, 2011.
[10]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed May 3, 2011.
[11]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed July 15, 2011.
[12]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 2, 2011.
[13]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 13, 2012.
[14]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 27, 2012.
[15]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 25, 2012.
[16]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 26, 2012.
[17]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed November 26, 2012.

[18]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 12, 2013.
[19]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 30, 2013.
[20]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed June 20, 2013.
[21]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed September 19, 2013.
[22]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed October 31, 2013.
[23]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 27, 2013.
[24]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed January 28, 2014.
[25]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 27, 2014.
[26]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 17, 2014.
[27]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed April 29, 2014.
*	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

The AQR Managed Futures Strategy Fund wholly owns and controls the AQR Managed Futures Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Managed Futures Strategy HV Fund wholly owns and controls the AQR Managed Futures Strategy HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity Fund wholly owns and controls the AQR Risk Parity Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Multi-Strategy Alternative Fund wholly owns and controls the AQR Multi-Strategy Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk-Balanced Commodities Strategy Fund wholly owns and controls the AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II MV Fund wholly owns and controls the AQR Risk Parity II MV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Risk Parity II HV Fund wholly owns and controls the AQR Risk Parity II HV Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Style Premia Alternative Fund wholly owns and controls the AQR Style Premia Alternative Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. The AQR Global Macro Fund wholly owns and controls the AQR Global Macro Offshore Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company.

Item 30.	Indemnification

Article VII, Section 2 of the Declaration of Trust provides as follows:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:

(a)

For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “ liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By- Laws:

(i)

every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)

every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)

every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)

Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)

No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)

The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(f)

Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Article VII, Section 1 of the By-Laws provides as follows:

With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)

by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 31.	Business and Other Connections of the Investment Adviser

The Registrant’s investment adviser, AQR Capital Management, LLC (“Adviser”) is a Delaware limited liability company that serves as investment adviser to the AQR Funds and provides investment supervisory services. Adviser is a Delaware limited liability company. Additional information as to Adviser and its management is included in Adviser’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and members of Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Adviser and such officers and directors during the past two years. In addition, H. J. Willcox, Chief Compliance Officer of the Adviser, served as Global Head of Compliance and Counsel of KKR & Co., L.P., from June 2008 through August 2013.

The Registrant’s sub-adviser, CNH Partners, LLC (“Sub-Adviser”) is a Delaware limited liability company that serves as investment sub-adviser to AQR Funds with respect to AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund. Additional information as to Sub-Adviser and the management of Sub-Adviser is included in Sub-Adviser’s Form ADV filed with the SEC (File No. 801-60678), which is incorporated herein by reference and sets forth the officers and members of Sub-Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Sub-Adviser and such officers and members during the past two years.

Item 32.	Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Financial Investors Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Vice President, Treasurer and Asst. Secretary	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer Agent; (f) Administrator and Custodian (JPM); (g) Custodian (SSB) (AQR Style Premia Alternative Fund only). The address of each is as follows:

(a)	Registrant

AQR Funds

Two Greenwich Plaza

Greenwich, CT 06830

(b)	Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza

Greenwich, CT 06830

(c)	Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor

Greenwich, CT 06830

(d)	Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(e)	Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(f)	Administrator and Custodian

J.P. Morgan Chase Bank, National Association

1 Chase Manhattan Plaza

New York, NY 10005

(g)	Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 30th day of June, 2014.

AQR Funds

By	/s/ Marco Hanig
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig (Marco Hanig)	Marco Hanig President (Principal Executive Officer)	June 30, 2014

/s/ Heather Bonner (Heather Bonner)	Heather Bonner Chief Financial Officer (Principal Financial Officer)	June 30, 2014

/s/ Marco Hanig (Marco Hanig)	Marco Hanig Trustee	June 30, 2014

* (David Kabiller)	David Kabiller Trustee

* (Timothy K. Armour)	Timothy K. Armour Trustee

* (William L. Atwell)	William L. Atwell Trustee

* (Gregg D. Behrens)	Gregg D. Behrens Trustee

* (Brian Posner)	Brian Posner Trustee

* (L. Joe Moravy)	L. Joe Moravy Trustee

*By:	/s/ MARCO HANIG	June 30, 2014
Marco Hanig
Attorney-in-fact for each Trustee